Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Provision For Income Taxes

For the years ended December 31	2013	2012	2011

Current Tax
Canada	$(152)	$(219)	$(373)
United States	(64)	(25)	102
Other Countries	25	44	76
Total Current Tax Expense (Recovery)	(191)	(200)	(195)

Deferred Tax
Canada	(106)	(902)	(227)
United States	52	(935)	442
Other Countries	(3)	-	(3)
Total Deferred Tax Expense (Recovery)	(57)	(1,837)	212
Income Tax Expense (Recovery)	$(248)	$(2,037)	$17

Income Taxes Reconciliation

For the years ended December 31	2013	2012	2011

Net Earnings (Loss) Before Income Tax
Canada	$(316)	$(2,246)	$(1,973)
United States	46	(2,978)	1,477
Other Countries	258	393	518
Total Net Earnings (Loss) Before Income Tax	(12)	(4,831)	22
Canadian Statutory Rate	25.1%	25.0%	26.5%
Expected Income Tax	(3)	(1,208)	6
Effect on Taxes Resulting From:
Statutory rate and other foreign differences	(42)	(412)	53
Effect of legislative changes	(70)	-	-
Non-taxable capital (gains) losses	48	(16)	20
Tax differences on divestitures and transactions	(28)	(307)	-
Partnership tax allocations in excess of funding	(41)	(40)	-
Amounts in respect of prior periods	(103)	(64)	(60)
Other	(9)	10	(2)
	$(248)	$(2,037)	$17
Effective Tax Rate	2,066.7%	42.2%	77.3%

Deferred Income Taxes Asset

As at December 31	2013	2012

Deferred Income Tax Assets
Property, plant and equipment	$786	$995
Compensation plans	109	113
Accrued and unpaid expense	61	65
Non-capital and net capital losses carried forward	429	119
Alternative minimum tax and foreign tax credits	199	122
Less valuation allowance	(6)	-
Other	95	61

Deferred Income Tax Liabilities
Property, plant and equipment	(407)	-
Risk management	(63)	(176)
Unrealized foreign exchange gains	(120)	(205)
Other	(29)	(14)
Net Deferred Income Tax Asset (Liability)	$1,054	$1,080

Deferred Income Taxes Asset Reflected In Balance Sheet

The net deferred income tax asset (liability) is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2013	2012

Current deferred income tax asset	$118	$23
Non-current deferred income tax asset	939	1,116
Current deferred income tax liability	(3)	(59)
Net Deferred Income Tax Asset (Liability)	$1,054	$1,080

Tax Pools Available

		Expiration
As at December 31	2013	Date

Canada
Tax pools	$4,792	Indefinite
Net capital losses	269	Indefinite
Non-capital losses	505	2015 - 2033
Charitable donations	26	2015 - 2018
United States
Tax basis	$3,642	Indefinite
Non-capital losses	647	2033
Charitable donations	6	2018
Alternative minimum tax credits	55	Indefinite
Foreign tax credits (net of valuation allowance)	138	2021 - 2023

Unrecognized Tax Benefits Excluding Interest

For the years ended December 31	2013	2012

Balance, Beginning of Year	$164	$165
Additions for tax positions taken in the current year	-	2
Additions for tax positions of prior years	-	3
Reductions for tax positions of prior years	(2)	(2)
Lapse of statute of limitations	(4)	(4)
Settlements	(29)	(4)
Foreign currency translation	(10)	4
Balance, End of Year	$119	$164

Unrecognized Tax Benefit Reflected In Balance Sheet

For the years ended December 31	2013	2012

Income tax receivable	$-	$59
Other liabilities and provisions (See Note 13)	133	134
Current deferred income tax liability	2	5
Non-current deferred income tax asset	(16)	(34)
Balance, End of Year	$119	$164

Summary Of Tax Years By Jurisdiction

Jurisdiction	Taxation Year

Canada - Federal	2005	-	2013
Canada - Provincial	2005	-	2013
United States - Federal	2008	-	2013
United States - State	2008	-	2013
Other	2012	-	2013